As filed with the Securities and Exchange Commission on May 10, 2019
Securities Act File No. 333-191837
Investment Company Act File No. 811-22903

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 226	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 228	☒
(Check appropriate box or boxes)

J.P. Morgan Exchange-Traded Fund Trust
(Exact Name of Registrant Specified in Charter)

277 Park Avenue
New York, New York, 10172
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
4 New York Plaza
New York, New York 10004
(Name and Address of Agent for Service)

With copies to:
Zachary Vonnegut-Gabovitch, Esq. JPMorgan Chase & Co. 4 New York Plaza New York, NY 10004	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on June 11, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Post-Effective Amendment No. 195 (the “Amendment”) to the Registration Statement of J.P. Morgan Exchange-Traded Fund Trust was filed pursuant to Rule 485(a) under the Securities Act of 1933 on July 31, 2018 to register shares of JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF, JPMorgan Inflation Managed Bond ETF, JPMorgan Municipal ETF and JPMorgan Ultra-Short Municipal ETF. Pursuant to Rule 485(a), the Amendment would have become effective on October 14, 2018. Post-Effective Amendment No. 197 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 13, 2018, as the new date upon which the Amendment would have become effective with respect to JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only. Post-Effective Amendment No. 203 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 13, 2018, as the new date upon which the Amendment would have become effective with respect to JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only. Post-Effective Amendment No. 207 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 12, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only. Post-Effective Amendment No. 210 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 11, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only. Post-Effective Amendment No. 213 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 13, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only. Post-Effective Amendment No. 221 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 12, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only. Post-Effective Amendment No. 225 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 12, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only. JPMorgan Ultra-Short Municipal ETF has separately file Post-Effective Amendment No. 199 and went effective on October 15, 2018. JPMorgan Municipal ETF has separately file Post-Effective Amendment No. 201 and went effective on October 22, 2018. JPMorgan Core Plus Bond ETF has separately filed Post-Effective Amendment No. 211 and went effective on January 23, 2019. This Post-Effective Amendment No. 226 is now being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 11, 2019, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF and incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 10th day of May, 2019.
J.P. Morgan Exchange-Traded Fund Trust
By:	Joanna Gallegos*
Name: Joanna Gallegos
Title: President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on May 10, 2019.
Gary L. French*
Gary L. French
Trustee

Thomas P. Lemke*
Thomas P. Lemke
Trustee

Emily Youssouf*
Emily Youssouf
Trustee

Lauren A. Paino*
Lauren A. Paino
Treasurer and Principal Financial Officer

*By:	/s/ Elizabeth A. Davin
Elizabeth A. Davin
Attorney-in-fact
Robert J. Grassi*
Robert J. Grassi
Trustee

Lawrence Maffia*
Lawrence Maffia
Trustee

Robert Deutsch*
Robert Deutsch
Trustee